Note 15 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance, beginning of year	$ (315,110)	$ (638,231)
Total gains (losses)	105,709	(42,084)
Purchases	207,531	(30,265)
Sales	(64,464)	2,084
Settlements	232,698	393,386
Balance, end of year	$ 166,364	$ (315,110)